Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Aerospace & Defense (18.3%)
	General Electric Co.	1,208,546	220,149
	RTX Corp.	1,482,107	180,565
	Lockheed Martin Corp.	239,051	126,556
*	Boeing Co.	812,284	126,261
	TransDigm Group Inc.	62,563	78,390
	Northrop Grumman Corp.	154,876	75,835
	General Dynamics Corp.	260,363	73,946
	L3Harris Technologies Inc.	211,293	52,031
*	Axon Enterprise Inc.	80,063	51,798
	Howmet Aerospace Inc.	432,465	51,195
	Textron Inc.	208,692	17,870
	HEICO Corp. Class A	83,600	17,650
	Curtiss-Wright Corp.	42,690	15,950
	HEICO Corp.	49,142	13,434
	BWX Technologies Inc.	101,784	13,318
	Woodward Inc.	66,449	11,982
*	Rocket Lab USA Inc.	359,484	9,807
	Huntington Ingalls Industries Inc.	43,682	8,646
	Moog Inc. Class A	32,073	7,097
*	AeroVironment Inc.	31,384	6,104
	Hexcel Corp.	91,047	5,771
*	Kratos Defense & Security Solutions Inc.	168,179	4,556
*	Spirit AeroSystems Holdings Inc. Class A	129,898	4,204
*	Leonardo DRS Inc.	88,129	3,064
*	AAR Corp.	39,991	2,780
*,1	Archer Aviation Inc. Class A	289,586	2,771
*	Standardaero Inc.	91,414	2,620
*	Mercury Systems Inc.	56,080	2,307
*	Triumph Group Inc.	81,827	1,575
	Cadre Holdings Inc.	29,443	983
*	V2X Inc.	15,625	941
*	Ducommun Inc.	13,820	926
*	Astronics Corp.	30,991	501
	National Presto Industries Inc.	5,778	461
*	Aersale Corp.	35,414	223
*,1	Virgin Galactic Holdings Inc.	30,016	219
			1,192,486
Air Freight & Logistics (3.6%)
	United Parcel Service Inc. Class B (XNYS)	816,521	110,818
	FedEx Corp.	258,761	78,319
	Expeditors International of Washington Inc.	157,111	19,111
	CH Robinson Worldwide Inc.	130,640	13,793
*	GXO Logistics Inc.	133,154	8,100
	Hub Group Inc. Class A	68,436	3,534
*	Air Transport Services Group Inc.	58,981	1,295
*	Forward Air Corp.	22,866	839
			235,809
Building Products (7.5%)
	Trane Technologies plc	251,563	104,705
	Carrier Global Corp.	906,547	70,139
	Johnson Controls International plc	744,958	62,472
*	Builders FirstSource Inc.	129,697	24,185
	Lennox International Inc.	35,709	23,822
	Carlisle Cos. Inc.	51,501	23,520
	Owens Corning	96,829	19,910
	Masco Corp.	243,021	19,578
	Allegion plc	97,020	13,664
	Advanced Drainage Systems Inc.	82,006	11,095
	Fortune Brands Innovations Inc.	138,186	10,820

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
	AAON Inc.	76,742	10,463
	A O Smith Corp.	133,571	9,950
	UFP Industries Inc.	67,830	9,218
*	Trex Co. Inc.	121,155	9,090
	Simpson Manufacturing Co. Inc.	46,918	8,839
*	AZEK Co. Inc.	161,118	8,559
	CSW Industrials Inc.	18,515	7,820
	Armstrong World Industries Inc.	48,688	7,782
	Zurn Elkay Water Solutions Corp.	161,789	6,442
*	Resideo Technologies Inc.	163,416	4,442
	Griffon Corp.	43,981	3,708
	AZZ Inc.	31,576	2,941
*	Hayward Holdings Inc.	167,891	2,713
*	Gibraltar Industries Inc.	33,959	2,460
*	Masterbrand Inc.	142,178	2,460
	Apogee Enterprises Inc.	24,365	2,052
*	American Woodmark Corp.	17,345	1,575
	Quanex Building Products Corp.	47,342	1,409
*	Janus International Group Inc.	162,672	1,217
*	JELD-WEN Holding Inc.	93,812	1,022
	Insteel Industries Inc.	22,040	650
			488,722
Commercial Services & Supplies (7.8%)
	Waste Management Inc.	447,237	102,068
	Cintas Corp.	404,539	91,341
*	Copart Inc.	966,571	61,271
	Waste Connections Inc. (XTSE)	287,709	55,375
	Republic Services Inc.	245,143	53,515
	Veralto Corp.	275,196	29,774
	Rollins Inc.	323,855	16,300
*	Clean Harbors Inc.	57,151	14,864
	Tetra Tech Inc.	298,360	12,385
*	Casella Waste Systems Inc. Class A	69,388	7,855
	MSA Safety Inc.	41,703	7,248
	Brink's Co.	49,147	4,753
*	GEO Group Inc.	155,502	4,433
	ABM Industries Inc.	69,878	3,995
*	ACV Auctions Inc. Class A	169,444	3,833
	Brady Corp. Class A	48,996	3,669
	UniFirst Corp.	16,770	3,369
	HNI Corp.	52,385	2,968
*	CoreCivic Inc.	122,799	2,742
*	OPENLANE Inc.	120,339	2,431
	VSE Corp.	18,560	2,176
	Vestis Corp.	131,893	2,121
	MillerKnoll Inc.	76,989	1,936
	Interface Inc.	64,860	1,722
*	Cimpress plc	18,141	1,457
	Pitney Bowes Inc.	179,420	1,446
	Steelcase Inc. Class A	94,457	1,272
*	Driven Brands Holdings Inc.	73,782	1,243
*	BrightView Holdings Inc.	68,183	1,166
	Deluxe Corp.	48,914	1,133
*	CECO Environmental Corp.	33,007	1,058
*	Viad Corp.	23,452	1,049
*	Healthcare Services Group Inc.	81,670	1,008
	Matthews International Corp. Class A	32,324	975
*	Montrose Environmental Group Inc.	36,101	679
*	Enviri Corp.	89,572	663
*	Liquidity Services Inc.	25,769	659
	ACCO Brands Corp.	107,315	625
	Ennis Inc.	28,780	614
			507,191
Construction & Engineering (3.3%)
	Quanta Services Inc.	164,435	56,651
	EMCOR Group Inc.	51,967	26,509
	Comfort Systems USA Inc.	39,710	19,588
	AECOM	149,306	17,464
*	Fluor Corp.	190,880	10,714

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
*	MasTec Inc.	70,580	10,168
*	API Group Corp.	229,763	8,680
*	WillScot Holdings Corp.	209,804	8,023
	Valmont Industries Inc.	22,443	7,807
*	Sterling Infrastructure Inc.	34,228	6,656
	Arcosa Inc.	54,397	5,910
*	Dycom Industries Inc.	32,348	5,860
	Primoris Services Corp.	59,874	5,012
*	Construction Partners Inc. Class A	48,722	4,951
	Granite Construction Inc.	48,650	4,834
*	Everus Construction Group Inc.	53,926	3,433
*	IES Holdings Inc.	10,015	3,103
*	MYR Group Inc.	18,385	2,903
	Argan Inc.	15,035	2,345
*	Tutor Perini Corp.	49,801	1,354
*	Limbach Holdings Inc.	11,279	1,122
*	Ameresco Inc. Class A	36,488	1,028
*	Great Lakes Dredge & Dock Corp.	75,395	952
*	Centuri Holdings Inc.	19,667	390
*	Concrete Pumping Holdings Inc.	26,656	184
			215,641
Electrical Equipment (9.5%)
	Eaton Corp. plc	443,870	166,638
*	GE Vernova Inc.	306,304	102,342
	Emerson Electric Co.	638,536	84,670
	Vertiv Holdings Co. Class A	397,501	50,721
	AMETEK Inc.	257,899	50,130
	Rockwell Automation Inc.	126,376	37,299
	Hubbell Inc.	59,792	27,510
	nVent Electric plc	185,186	14,502
	Regal Rexnord Corp.	74,065	12,792
*	Generac Holdings Inc.	66,997	12,609
	Acuity Brands Inc.	34,225	10,976
*	Bloom Energy Corp. Class A	229,118	6,289
*	NEXTracker Inc. Class A	159,743	6,096
	Sensata Technologies Holding plc	167,946	5,398
	EnerSys	44,925	4,342
	Atkore Inc.	39,951	3,768
*	Sunrun Inc.	249,405	2,876
	Powell Industries Inc.	10,691	2,859
*,1	NuScale Power Corp.	94,912	2,814
*,1	Plug Power Inc.	832,436	1,865
*,1	Enovix Corp.	166,851	1,543
*	American Superconductor Corp.	42,578	1,450
*	Vicor Corp.	25,984	1,383
*	Fluence Energy Inc.	71,365	1,342
*	Thermon Group Holdings Inc.	37,593	1,186
*	Array Technologies Inc.	168,623	1,131
*	Shoals Technologies Group Inc. Class A	184,733	964
	LSI Industries Inc.	29,823	610
*,1	ChargePoint Holdings Inc.	450,276	549
*	GrafTech International Ltd.	212,151	416
	Allient Inc.	15,861	412
	Preformed Line Products Co.	2,737	372
*	Net Power Inc.	24,278	311
*,1	FuelCell Energy Inc.	21,725	258
*,1	Freyr Battery Inc.	109,698	227
*,1	Energy Vault Holdings Inc.	90,760	187
*,1	Blink Charging Co.	106,843	170
*	TPI Composites Inc.	47,265	96
*,1	Stem Inc.	161,391	63
*	SES AI Corp.	140,039	49
			619,215
Ground Transportation (9.5%)
	Union Pacific Corp.	678,955	166,113
*	Uber Technologies Inc.	2,107,648	151,666
	CSX Corp.	2,162,069	79,024
	Norfolk Southern Corp.	252,120	69,547
	Old Dominion Freight Line Inc.	214,805	48,361

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
*	XPO Inc.	129,647	19,760
	JB Hunt Transport Services Inc.	90,865	17,184
*	Saia Inc.	29,592	16,840
	Knight-Swift Transportation Holdings Inc.	180,297	10,702
	Ryder System Inc.	48,205	8,139
*	Lyft Inc. Class A	424,907	7,376
	Landstar System Inc.	39,479	7,340
*	RXO Inc.	114,344	3,448
	ArcBest Corp.	26,380	3,041
	Werner Enterprises Inc.	68,794	2,812
	Avis Budget Group Inc.	19,954	2,176
	Schneider National Inc. Class B	61,787	2,077
	Marten Transport Ltd.	67,523	1,174
	FTAI Infrastructure Inc.	123,788	1,071
	Heartland Express Inc.	61,899	790
*	Hertz Global Holdings Inc.	135,788	668
	Covenant Logistics Group Inc.	8,951	520
			619,829
Industrial Conglomerates (3.8%)
	Honeywell International Inc.	724,186	168,685
	3M Co.	612,443	81,779
			250,464
Machinery (19.6%)
	Caterpillar Inc.	540,481	219,495
	Deere & Co.	289,719	134,980
	Parker-Hannifin Corp.	143,485	100,856
	Illinois Tool Works Inc.	308,905	85,727
	PACCAR Inc.	584,703	68,410
	Cummins Inc.	152,832	57,318
	Ingersoll Rand Inc. (XYNS)	449,430	46,817
	Otis Worldwide Corp.	446,747	46,006
	Westinghouse Air Brake Technologies Corp.	195,524	39,226
	Xylem Inc.	270,517	34,288
	Dover Corp.	153,093	31,522
	Fortive Corp.	390,190	30,954
	Snap-on Inc.	58,692	21,698
	Pentair plc	184,325	20,090
	IDEX Corp.	84,812	19,560
	Graco Inc.	188,139	17,136
	Nordson Corp.	60,497	15,789
	Stanley Black & Decker Inc.	171,353	15,328
	ITT Inc.	90,999	14,207
	Lincoln Electric Holdings Inc.	63,123	13,791
	CNH Industrial NV	977,465	12,277
	Allison Transmission Holdings Inc.	97,067	11,502
	Donaldson Co. Inc.	133,382	10,411
*	RBC Bearings Inc.	30,925	10,363
	Toro Co.	114,288	9,952
	Crane Co.	54,120	9,854
	Mueller Industries Inc.	119,914	9,686
*	Chart Industries Inc.	47,690	9,216
*	SPX Technologies Inc.	51,503	9,087
	Flowserve Corp.	146,225	8,923
*	Middleby Corp.	59,936	8,594
	Esab Corp.	63,988	8,260
	Oshkosh Corp.	72,497	8,236
	AGCO Corp.	70,781	7,164
	Federal Signal Corp.	68,093	6,633
	Watts Water Technologies Inc. Class A	30,540	6,590
*	Gates Industrial Corp. plc	268,752	5,956
	Timken Co.	74,197	5,747
	Kadant Inc.	13,084	5,401
	Franklin Electric Co. Inc.	43,241	4,683
	John Bean Technologies Corp.	35,558	4,481
	Mueller Water Products Inc. Class A	173,544	4,346
	ESCO Technologies Inc.	28,673	4,255
	Enpro Inc.	22,220	4,202
	Terex Corp.	74,517	4,083
	Atmus Filtration Technologies Inc.	92,777	4,016

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
	Trinity Industries Inc.	91,813	3,461
	Enerpac Tool Group Corp.	60,236	2,907
	Albany International Corp. Class A	34,878	2,891
	Standex International Corp.	13,242	2,753
	Hillenbrand Inc.	77,977	2,654
	Barnes Group Inc.	53,723	2,516
*	Hillman Solutions Corp.	218,910	2,496
	Kennametal Inc.	82,141	2,357
	Greenbrier Cos. Inc.	34,596	2,353
	Alamo Group Inc.	11,436	2,287
	Helios Technologies Inc.	36,813	1,926
	Tennant Co.	20,063	1,773
	REV Group Inc.	54,751	1,698
	Lindsay Corp.	12,089	1,605
*	Blue Bird Corp.	34,287	1,394
	Columbus McKinnon Corp.	31,991	1,257
*,1	Symbotic Inc.	46,233	1,244
*	Proto Labs Inc.	28,075	1,156
*	Energy Recovery Inc.	64,226	999
	Gorman-Rupp Co.	23,316	993
	Wabash National Corp.	48,938	970
	Astec Industries Inc.	24,454	944
	Miller Industries Inc.	12,741	938
	Douglas Dynamics Inc.	26,104	676
	Hyster-Yale Inc.	9,382	528
	Shyft Group Inc.	36,338	512
*	Hyliion Holdings Corp.	136,160	502
*	3D Systems Corp.	148,257	440
*	Manitowoc Co. Inc.	40,225	428
	Luxfer Holdings plc	29,598	425
*	Titan International Inc.	54,805	401
*	Microvast Holdings Inc.	211,390	161
*	Desktop Metal Inc. Class A	25,087	104
*,1	Nikola Corp.	45,980	92
			1,274,957
Marine Transportation (0.2%)
*	Kirby Corp.	64,486	8,158
	Matson Inc.	37,398	5,729
	Genco Shipping & Trading Ltd.	47,793	758
			14,645
Passenger Airlines (2.0%)
	Delta Air Lines Inc.	719,744	45,934
*	United Airlines Holdings Inc.	366,215	35,461
	Southwest Airlines Co.	600,642	19,437
*	American Airlines Group Inc.	731,332	10,619
*	Alaska Air Group Inc.	140,482	7,389
*	SkyWest Inc.	44,746	5,134
*,1	Joby Aviation Inc.	399,690	3,577
*	JetBlue Airways Corp.	327,946	1,958
	Allegiant Travel Co.	17,322	1,418
*	Sun Country Airlines Holdings Inc.	47,699	686
*	Frontier Group Holdings Inc.	74,835	436
			132,049
Professional Services (9.1%)
	Automatic Data Processing Inc.	454,424	139,476
	Paychex Inc.	361,131	52,823
	Verisk Analytics Inc.	158,836	46,731
	Equifax Inc.	138,125	36,128
	Broadridge Financial Solutions Inc.	130,174	30,724
	Leidos Holdings Inc.	142,537	23,576
	TransUnion	216,450	21,970
	Booz Allen Hamilton Holding Corp.	143,884	21,321
	Jacobs Solutions Inc.	138,385	19,544
	SS&C Technologies Holdings Inc.	245,987	19,025
*	Dayforce Inc.	176,081	14,085
	Paycom Software Inc.	57,565	13,350
*	CACI International Inc. Class A	24,865	11,435
*	Paylocity Holding Corp.	49,508	10,275
	KBR Inc.	148,187	9,014

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
	Genpact Ltd.	189,962	8,769
	Robert Half Inc.	115,870	8,645
*	ExlService Holdings Inc.	179,759	8,334
*	FTI Consulting Inc.	39,983	8,097
	Science Applications International Corp.	55,150	6,852
	Exponent Inc.	56,507	5,578
*	Parsons Corp.	53,255	5,108
	Maximus Inc.	67,011	4,992
	Korn Ferry	57,808	4,529
*	CBIZ Inc.	50,375	4,160
*	Verra Mobility Corp.	174,205	4,122
	Dun & Bradstreet Holdings Inc.	320,603	4,072
*	Alight Inc. Class A	476,781	3,814
	UL Solutions Inc. Class A	68,792	3,696
*	Amentum Holdings Inc.	148,922	3,626
	ManpowerGroup Inc.	52,765	3,397
	TriNet Group Inc.	35,957	3,359
	Insperity Inc.	39,861	3,143
	ICF International Inc.	20,938	2,901
*	Huron Consulting Group Inc.	19,815	2,433
*	WNS Holdings Ltd.	44,191	2,396
*	Upwork Inc.	139,304	2,364
*	Clarivate plc	362,617	2,078
	Concentrix Corp.	43,047	1,935
	CSG Systems International Inc.	32,720	1,793
*	Paycor HCM Inc.	99,292	1,793
*	First Advantage Corp.	86,110	1,656
	CRA International Inc.	7,517	1,466
*	NV5 Global Inc.	65,078	1,416
	Barrett Business Services Inc.	29,062	1,247
	Kforce Inc.	20,647	1,239
	Heidrick & Struggles International Inc.	22,740	1,049
*	Planet Labs PBC	229,926	904
*	Legalzoom.com Inc.	107,582	853
*	Conduent Inc.	162,800	607
	Kelly Services Inc. Class A	35,758	524
*	Franklin Covey Co.	12,349	449
	Resources Connection Inc.	38,049	321
*	TaskUS Inc. Class A	18,259	268
*	TrueBlue Inc.	34,584	260
*	Forrester Research Inc.	14,086	243
	TTEC Holdings Inc.	25,974	135
			594,100
Trading Companies & Distributors (5.7%)
	United Rentals Inc.	73,829	63,936
	WW Grainger Inc.	49,009	59,073
	Fastenal Co.	638,898	53,386
	Ferguson Enterprises Inc.	223,582	48,278
	Watsco Inc.	38,748	21,373
	FTAI Aviation Ltd.	113,839	19,218
	Applied Industrial Technologies Inc.	42,825	11,765
	WESCO International Inc.	52,020	11,006
*	Core & Main Inc. Class A	214,697	10,424
*	Beacon Roofing Supply Inc.	68,919	7,789
*	SiteOne Landscape Supply Inc.	50,214	7,695
	Herc Holdings Inc.	30,078	6,978
	Boise Cascade Co.	43,352	6,399
	GATX Corp.	37,737	6,195
	Air Lease Corp.	117,624	5,987
*	GMS Inc.	43,764	4,392
	MSC Industrial Direct Co. Inc. Class A	50,035	4,297
	Rush Enterprises Inc. Class A	69,121	4,282
	McGrath RentCorp.	27,282	3,324
	H&E Equipment Services Inc.	36,510	2,181
*	DNOW Inc.	118,981	1,791
*	Xometry Inc. Class A	46,714	1,451
*	MRC Global Inc.	94,676	1,323
*	BlueLinx Holdings Inc.	8,926	1,122
*	DXP Enterprises Inc.	14,935	1,094

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
*	Transcat Inc.	10,151	1,065
	Willis Lease Finance Corp.	3,291	718
	Global Industrial Co.	21,165	598
*	Custom Truck One Source Inc.	65,628	392
*	Titan Machinery Inc.	22,398	346
*	Hudson Technologies Inc.	44,833	266
	Karat Packaging Inc.	7,877	243
	Alta Equipment Group Inc.	24,827	196
			368,583
Total Common Stocks (Cost $4,836,575)			6,513,691
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $11,081)	110,843	11,083
Total Investments (100.1%) (Cost $4,847,656)			6,524,774
Other Assets and Liabilities—Net (-0.1%)			(4,879)
Net Assets (100.0%)			6,519,895
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,993,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,856,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Illinois Tool Works Inc.	1/31/25	CITNA	6,105	(4.648)	—	(22)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $340,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The

Vanguard® Industrials Index Fund
value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,513,691	—	—	6,513,691
Temporary Cash Investments	11,083	—	—	11,083
Total	6,524,774	—	—	6,524,774
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(22)	—	(22)